OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Operating Lease, Liability, Noncurrent	$ 996	$ 1,445
Accrued Income Taxes, Noncurrent	2,459	1,699
Other Liabilities, Noncurrent, Total	$ 3,455	$ 3,144
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent, Total	Other Liabilities, Noncurrent, Total